UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281

                        OPPENHEIMER CHAMPION INCOME FUND

               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Dex Media Finance Co.                                                       1.6%
--------------------------------------------------------------------------------
Nextel Communications, Inc.                                                 1.3
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                              1.2
--------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                        1.1
--------------------------------------------------------------------------------
Rural Cellular Corp.                                                        1.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006 and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AA                                                                          0.1%
--------------------------------------------------------------------------------
A                                                                           2.5
--------------------------------------------------------------------------------
BBB                                                                         2.2
--------------------------------------------------------------------------------
BB                                                                         22.9
--------------------------------------------------------------------------------
B                                                                          52.0
--------------------------------------------------------------------------------
CCC                                                                         7.2
--------------------------------------------------------------------------------
CC                                                                          0.2
--------------------------------------------------------------------------------
Not Rated                                                                  12.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006 are subject to change and based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P's rating category. As of that date, no securities held by the Fund were rated higher than AA or lower than CC. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently less than 13% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.


                      9 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      10 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      11 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING        ENDING          EXPENSES
                              ACCOUNT          ACCOUNT         PAID DURING
                              VALUE            VALUE           6 MONTHS ENDED
                              (10/1/05)        (3/31/06)       MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,034.40       $5.59
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,019.45        5.55
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,030.60        9.46
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,015.66        9.39
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,030.60        9.41
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,015.71        9.34
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,031.40        7.52
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,017.55        7.47

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS                          EXPENSE RATIOS
-------------------------------------------------
Class A                             1.10%
-------------------------------------------------
Class B                             1.86
-------------------------------------------------
Class C                             1.85
-------------------------------------------------
Class N                             1.48

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                      12 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.2%
--------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                            $  2,125,400   $     21,254
--------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 1                                       437,665        100,663
--------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
9.342% Sub. Bonds, 8/13/10 1                                                   2,444,479      2,248,921
                                                                                           -------------
Total Asset- Backed Securities (Cost $4,412,219)                                              2,370,838

--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,151,643)        1,200,000        970,370
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--85.8%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.0%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B,
2/15/10                                                                        2,600,000      2,470,000
--------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                                     480,000        333,600
--------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                           4,350,000      4,273,875
9% Sr. Unsec. Nts., 7/1/15                                                     2,450,000      2,499,000
--------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13        900,000        792,000
--------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                      1,900,000      1,729,000
--------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                          2,900,000      2,914,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                                        2,400,000      2,676,000
--------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                         1,350,000      1,309,500
--------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                    2,600,000      2,015,000
8.25% Sr. Unsec. Nts., 8/1/10                                                  2,300,000      1,909,000
                                                                                           -------------
                                                                                             22,921,475

--------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
Ford Motor Co., 7.45% Bonds, 7/16/31                                           2,600,000      1,943,500
--------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                           5,850,000      5,352,797
5.80% Sr. Unsec. Nts., 1/12/09                                                 1,100,000      1,005,204
7.25% Nts., 10/25/11                                                           1,000,000        912,238
7.375% Nts., 10/28/09                                                          7,100,000      6,680,028
--------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                           6,350,000      5,925,229
7.25% Nts., 3/2/11                                                             1,100,000      1,043,458
8% Bonds, 11/1/31                                                              7,900,000      7,485,850


                      13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
AUTOMOBILES Continued
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                      $    950,000   $    700,625
--------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                                      2,600,000      2,710,500
10.50% Sr. Sub. Nts., 1/1/16 3                                                   430,000        468,700
                                                                                           -------------
                                                                                             34,228,129
--------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 3                         2,370,000      2,447,025
--------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                3,000,000      3,097,500
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.8%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                             1,875,000      1,846,875
--------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                  1,900,000      2,016,850
--------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                2,900,000      3,110,250
--------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                     2,920,000      2,920,000
--------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                             2,131,000      2,194,930
--------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3,4          2,335,000      2,335,000
--------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                               1,400,000      1,466,500
--------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                           3,575,000      3,700,125
--------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                               2,000,000      2,037,500
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                3,150,000      3,126,375
9% Sr. Sub. Nts., 3/15/12                                                      2,400,000      2,559,000
--------------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs., 11/15/15                                       2,100,000      2,278,500
--------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                  400,000        423,000
--------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                  1,041,000      1,134,690
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                  4,000,000      4,230,000
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                1,000,000        988,750
6.75% Sr. Nts., 4/1/13 3,4                                                       845,000        845,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                            5,350,000      5,671,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                             1,000,000      1,046,250
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                           1,250,000      1,239,063
6.375% Sr. Sub. Nts., 7/15/09                                                  1,200,000      1,200,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                           1,750,000      1,747,813
8% Sr. Sub. Nts., 4/1/12                                                       4,100,000      4,315,250
--------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                    2,250,000      2,340,000
--------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                  4,500,000      4,803,750
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                           3,350,000      3,463,063


                      14 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                   $    1,245,000   $    1,251,225
6.875% Sr. Sub. Nts., 12/1/11                                                               200,000          204,500
---------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                         5,400,000        5,683,500
---------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                                            3,900,000               --
---------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                            2,300,000        2,302,875
9.625% Sr. Nts., 6/1/14                                                                   1,646,000        1,666,575
9.75% Sr. Nts., 4/15/13                                                                   1,200,000        1,215,000
---------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                        5,150,000        5,626,375
---------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                        8,150,000        8,099,063
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                       1,230,000        1,242,300
---------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                6,700,000        6,549,250
---------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                         2,700,000        2,990,250
---------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                          2,700,000        2,679,750
---------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                     5,700,000        5,564,625
                                                                                                      ---------------
                                                                                                         108,114,822

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                          2,800,000        2,922,500
---------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                             600,000          676,062
---------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                       2,500,000        2,462,500
8.875% Sr. Sub. Nts., 4/1/12                                                              1,600,000        1,680,000
---------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                            1,550,000        1,642,605
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                       1,950,000        2,049,938
---------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                          1,165,000        1,223,250
---------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                   1,300,000        1,275,625
9.25% Sr. Sub. Nts., 4/15/12                                                              2,000,000        2,057,500
---------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  1,500,000        1,571,250
---------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                       1,900,000        1,942,750
---------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                         2,500,000        2,531,250
                                                                                                      ---------------
                                                                                                          22,035,230

---------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                    1,130,000        1,141,300
---------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 1                                   1,700,000        1,874,250
---------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                                   715,000          718,575
                                                                                                      ---------------
                                                                                                           3,734,125


                      15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA--12.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                                                     $    1,740,000   $    1,017,900
8.125% Sr. Nts., Series B, 7/15/03 2                                                      2,870,000        1,722,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                                    1,300,000          825,500
10.875% Sr. Unsec. Nts., 10/1/10 2                                                        2,700,000        1,606,500
---------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       1,500,000        1,515,000
---------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                           2,100,000        1,884,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                          609,000          595,298
---------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                      3,450,000        2,967,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                               450,000          409,500
---------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                                    1,665,000        1,640,025
---------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                       2,100,000        1,937,250
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub. Nts., 5/15/14 6        1,445,000          758,625
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10                   2,200,000        2,172,500
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital
Corp., 10.25% Sr. Nts., 9/15/10 3                                                         4,810,000        4,737,850
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien, 4/30/14 3                                                  14,400,000       14,436,000
---------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                       1,400,000        1,494,500
---------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                                 4,800,000        3,696,000
---------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                          3,400,000        3,378,750
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                           3,535,000        3,570,350
---------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09           3,500,000        3,753,750
---------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                   2,200,000        2,337,500
9.875% Sr. Sub. Nts., 8/15/13                                                             3,613,000        4,014,946
---------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                       1,100,000          935,000
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                       1,000,000          850,000
8% Unsec. Nts., 11/15/13                                                                 14,600,000       15,111,000
---------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 6-T1, 8.625%,
6/29/11 3,4                                                                               8,000,000        7,970,000
---------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                           1,250,000        1,214,063
7.125% Sr. Nts., 2/1/16 3                                                                 2,000,000        1,977,500
---------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                 2,400,000        2,328,000
---------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14            1,500,000        1,537,500
---------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                  1,299,000        1,214,565


                      16 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                  $   1,750,000   $    1,863,750
---------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                      3,667,000        3,667,000
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                        1,000,000        1,030,000
---------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                        2,525,000        2,386,125
---------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 1                               550,000          596,750
---------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 6                                  4,000,000        2,620,000
---------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts., 10/15/15                 1,475,000        1,423,375
---------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                       2,346,000        2,334,270
---------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                              4,600,000        4,174,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                      1,800,000        1,683,000
---------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr. Sec. Nts., 1/15/13 3,7                           3,105,000        3,089,475
---------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                      2,900,000        2,668,000
8.875% Sr. Unsec. Nts., 5/15/11                                                           1,946,000        1,907,080
---------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                                   1,180,000        1,156,737
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 3                                                          4,300,000        4,042,000
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 3                                              7,780,000        7,313,200
6.875% Sr. Nts., 1/15/13                                                                  5,600,000        5,264,000
8.875% Sr. Nts., Series A-3, 1/15/16 3                                                    7,250,000        7,576,250
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3                       3,100,000        3,452,625
---------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                            1,950,000        2,057,250
---------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                   2,500,000        2,675,000
---------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                          8,650,000        8,866,250
8.75% Sr. Sub. Nts., 12/15/11                                                             1,250,000        1,320,313
---------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                               2,950,000        3,038,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                2,400,000        2,370,000
---------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 6                                   4,152,000        3,077,670
                                                                                                      ---------------
                                                                                                         175,262,242

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 3                                    5,900,000        5,705,300
---------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                                                                   5,085,000        5,402,813
10.375% Sr. Sub. Nts., 10/15/15 3                                                         1,040,000        1,110,200
                                                                                                      ---------------
                                                                                                          12,218,313


                      17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                             $    2,500,000   $    2,565,625
---------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                        950,000          904,875
---------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                  3,200,000        3,096,000
---------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.366% Sr. Sec. Nts., 1/15/14 3,7                                2,415,000        2,433,113
---------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                              3,000,000        3,232,500
---------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                         1,100,000        1,105,500
                                                                                                      ---------------
                                                                                                          13,337,613

---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                   5,540,000        5,955,500
---------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.28% Sr. Unsec. Unsub. Nts., 4/1/12 7                                                    6,320,000        6,572,800
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                     1,310,000        1,385,325
---------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                                        1,250,000        1,293,750
---------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                         1,735,000        1,695,963
---------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                     2,000,000        2,085,000
                                                                                                      ---------------
                                                                                                          18,988,338

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.4%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                 2,000,000        2,107,500
---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                           4,400,000        4,059,000
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                              2,600,000        2,668,250
9.50% Sr. Sec. Nts., 2/15/11                                                              1,600,000        1,696,000
                                                                                                      ---------------
                                                                                                           8,423,250

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                               3,500,000        3,677,205
---------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                       1,070,000        1,048,600
8.625% Sr. Sub. Nts., 12/15/12                                                            3,600,000        3,820,500
---------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Unsec. Sub. Nts., 11/15/15                                                    1,910,000        2,034,150
10.75% Sr. Nts., 3/1/10                                                                   5,525,000        6,008,438
---------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                   2,291,000        2,313,910
8.875% Sr. Unsec. Nts., 3/15/11                                                             467,000          464,665
---------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                               2,500,000        2,456,250
---------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                                   2,400,000        2,514,000


                      18 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                                                    1,000,000   $    1,286,083
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                                     1,000,000        1,834,051
                                                                                                      ---------------
                                                                                                          27,457,852

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                              2,650,000        2,620,188
---------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                  2,500,000        2,656,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                       1,200,000        1,260,000
---------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                  198,000          173,250
                                                                                                      ---------------
                                                                                                           6,709,688

---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                2,550,000        2,626,500
---------------------------------------------------------------------------------------------------------------------
ENERGY--9.0%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                              1,200,000        1,260,000
---------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                             2,400,000        2,529,000
---------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                              662,000          680,205
---------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                      1,500,000        1,580,625
---------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 3                                              1,200,000        1,260,000
---------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts., 5/15/11                      2,000,000        2,100,000
---------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                          2,800,000        2,856,000
                                                                                                      ---------------
                                                                                                          12,265,830

---------------------------------------------------------------------------------------------------------------------
OIL & GAS--8.1%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                          2,650,000        2,643,375
---------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 3                                   1,185,000        1,241,288
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                           1,700,000        1,680,875
6.875% Sr. Unsec. Nts., 1/15/16                                                           3,120,000        3,159,000
---------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                990,000          935,550
---------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp.:
7.625% Sr. Nts., 12/1/13                                                                  1,675,000        1,683,375
7.625% Sr. Nts., 12/1/13 3,4                                                              1,870,000        1,879,350
---------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 3                                                720,000          748,800
---------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                                   3,700,000        3,746,250
7.875% Sr. Unsec. Nts., 6/15/12                                                           4,846,000        5,070,128
---------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                1,800,000        1,863,000
---------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                             6,550,000        6,820,188


                      19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                             $    2,800,000   $    2,905,000
---------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                     2,000,000        2,040,000
---------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                       1,500,000        1,503,750
---------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Nts., 3/1/16 3                                  2,255,000        2,322,650
---------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                 1,600,000        1,636,000
6.875% Sr. Nts., 12/15/13 3                                                                 180,000          177,300
---------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                       4,500,000        4,533,750
8.375% Sr. Sub. Nts., 8/15/12                                                             2,800,000        3,010,000
---------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Unsec. Nts., 9/15/15                                                                    485,000          475,300
---------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                           2,500,000        2,550,000
---------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                             2,300,000        2,374,750
---------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                      2,400,000        2,661,108
---------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                 2,360,000        2,342,300
---------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                             1,355,000        1,341,450
7.375% Sr. Sub. Nts., 7/15/13                                                             1,800,000        1,872,000
---------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                       6,800,000        7,028,698
8% Sr. Unsub. Nts., 3/1/32                                                                4,000,000        4,406,948
8.875% Sr. Nts., 3/15/10                                                                  1,800,000        1,923,750
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                      1,080,000        1,015,200
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                      3,200,000        3,232,000
---------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                          2,395,000        2,502,775
---------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                           3,000,000        3,315,000
---------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                           7,050,000        7,546,031
---------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                                                                 1,805,000        1,782,438
6.625% Sr. Nts., 11/1/15 3                                                                1,805,000        1,795,975
---------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts., Series B, 7/15/12             600,000          687,000
---------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                      2,300,000        2,302,875
---------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                       5,700,000        5,892,375
7.875% Nts., 9/1/21                                                                         850,000          918,000
8.75% Unsec. Nts., 3/15/32                                                                3,700,000        4,347,500
---------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                    800,000          808,000
                                                                                                      ---------------
                                                                                                         112,721,102


                      20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--4.5%
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                                $   5,450,000   $    6,022,250
----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1                         3,450,000        2,484,000
----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                          731,000          749,275
8% Sr. Nts., 6/15/11                                                                                   2,070,000        2,160,563
                                                                                                                   ---------------
                                                                                                                       11,416,088

----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts., 11/5/17 1,7                                                2,808,552        2,640,039
----------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                                 578,000          621,350
----------------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 1                                          750,000          811,875
----------------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                              1,600,000        1,804,000
                                                                                                                   ---------------
                                                                                                                        5,877,264

----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                                 1,000,000          865,000
----------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 6                                                   3,100,000        2,418,000
9.625% Sr. Sub. Nts., 6/15/14                                                                          3,933,000        4,375,463
----------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates,
Series 6-T3, 8.125%, 6/29/11 3,4                                                                      12,500,000       12,359,375
----------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                    2,390,000        2,258,550
----------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                               7,430,000        7,411,425
----------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                           650,000          658,125
9.43% Sr. Unsec. Nts., 5/1/10 7                                                                          775,000          790,500
                                                                                                                   ---------------
                                                                                                                       31,136,438

----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                                     1,000,000        1,126,224
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                            1,750,000        1,802,500
----------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                                 3,540,000        3,894,000
----------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                                  589,000          596,363
----------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                                   1,120,000        1,107,400
----------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                            2,096,000        2,436,600
----------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15                                              2,970,000        2,992,275
                                                                                                                   ---------------
                                                                                                                       12,829,138


                      21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.2%
----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals,Inc., 7.75% Sr. Sub. Nts., 4/1/14 3                                      $   1,175,000   $    1,192,625
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                                      1,100,000        1,089,000
----------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 1                                       2,500,000        2,650,000
----------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                    1,700,000        1,772,250
                                                                                                                   ---------------
                                                                                                                        5,511,250

----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13 1                                                 2,000,000        2,120,000
----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                   2,800,000        2,726,500
----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                        2,630,000        2,636,575
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                    2,880,000        2,908,800
----------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                           1,000,000        1,035,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                     2,200,000        2,334,750
----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                           2,800,000        2,877,000
----------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                                   1,100,000        1,168,750
----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                         7,500,000        7,357,823
6.375% Nts., 1/15/15                                                                                   1,750,000        1,711,981
8.75% Sr. Nts., 9/1/10                                                                                 4,600,000        5,012,450
----------------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                                        2,900,000        2,204,000
----------------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                                   650,000          715,293
----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                             45,000           45,000
6.875% Sr. Sub. Nts., 12/15/15                                                                           280,000          280,700
----------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                       1,245,000        1,273,013
----------------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 1                                          2,200,000        2,299,000
----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                              5,380,000        4,882,350
----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                               3,260,000        2,958,450
7.375% Nts., 2/1/13                                                                                      146,000          133,955
9.875% Sr. Nts., 7/1/14                                                                                6,550,000        6,664,625
----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                                      1,340,000        1,326,600
----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                            1,700,000        1,768,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                   1,300,000        1,426,750
----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 6                                 5,400,000        3,969,000
                                                                                                                   ---------------
                                                                                                                       61,836,365


                      22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                                 $   2,800,000   $    2,786,000
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.2%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                 2,350,000        2,385,250
----------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                                         1,100,000        1,174,250
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                                      846,000          884,070
----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                1,925,000        1,925,000
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                                   1,000,000        1,005,000
7.625% Sr. Sub. Nts., 2/1/18                                                                             845,000          874,575
----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                          2,367,000        2,266,403
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                   1,050,000        1,026,375
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                        2,730,000        2,702,700
7.625% Sr. Sub. Nts., 6/15/12                                                                          1,850,000        1,919,375
----------------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr.Sub. Nts., 7/15/11                                                         2,600,000        2,730,000
----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                               1,784,000        1,937,870
11% Sr. Sub. Nts., 2/15/13                                                                             1,493,000        1,675,893
                                                                                                                   ---------------
                                                                                                                       22,506,761

----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1,2                                                    6,825,000          307,125
----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                               2,000,000        2,085,000
----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                1,300,000        1,290,250
----------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                     1,789,000        1,927,648
----------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec.Unsub. Nts., 9/1/14                                                      2,000,000        2,045,000
                                                                                                                   ---------------
                                                                                                                        7,347,898

----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                                1,360,000        1,394,000
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                                5,050,000        5,024,750
8.875% Sr. Nts., Series B, 4/1/08                                                                      3,200,000        3,376,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                 1,100,000        1,192,125
----------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2                                    1,500,000               --
----------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                            3,500,000        3,438,750
----------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                              1,080,000        1,086,750
----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                    2,750,000        2,719,063
7.50% Sr. Nts., 5/1/11                                                                                 1,350,000        1,397,250


                      23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                        $   2,750,000   $    2,973,438
                                                                                                                   ---------------
                                                                                                                       22,602,126

----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                         2,150,000        2,225,250
----------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                               1,100,000          924,000
----------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                          2,000,000        2,170,000
----------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                           1,000,000        1,072,500
                                                                                                                   ---------------
                                                                                                                        6,391,750

----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 3                                    1,720,000        1,814,600
----------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                      900,000          846,000
                                                                                                                   ---------------
                                                                                                                        2,660,600

----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.3%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 3                                                      1,890,000        1,875,825
----------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                                        1,600,000        1,560,000
----------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                 2,020,000        2,126,050
----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                                 600,000          615,000
10.50% Sr. Sub. Nts., 8/1/12                                                                           2,174,000        2,418,575
----------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                                   3,600,000        3,312,000
----------------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                                1,900,000        1,995,002
----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                      2,550,000        2,562,750
----------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                                          2,000,000        1,660,000
                                                                                                                   ---------------
                                                                                                                       18,125,202

----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 2,3                           726,000          832,178
----------------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                                                3,500,000               --
                                                                                                                   ---------------
                                                                                                                          832,178

----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                        2,800,000        2,856,000
----------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                              275,000          259,875
7.50% Sr. Unsec. Nts., 11/1/13                                                                         2,783,000        2,762,128
9.625% Sr. Nts., 12/1/12                                                                               1,800,000        1,971,000
                                                                                                                   ---------------
                                                                                                                        7,849,003


                      24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                    $   9,400,000   $    9,094,500
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                                    1,339,000        1,422,688
----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.9%
----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 8                                                        572,000          692,120
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                                 9,000,000        8,167,500
----------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                                   3,315,000           49,725
                                                                                                                   ---------------
                                                                                                                        8,909,345

----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                                  1,700,000        1,774,375
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                          3,350,000        3,299,750
----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                                           920,000          880,900
8.125% Sr. Sub. Nts., 3/1/16                                                                           2,100,000        2,131,500
----------------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 3                                                           1,670,000        1,682,525
                                                                                                                   ---------------
                                                                                                                        7,994,675

----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,12/15/09 1,2 [EUR]                                        3,386,201               --
----------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2                                       1,521,315               --
----------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                                                3,250,000               --
                                                                                                                   ---------------
                                                                                                                               --

----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec.
Sub. Nts., Series B, 2/15/13 1                                                                         2,655,000        2,774,475
----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                               1,600,000        1,672,000
----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                                                      5,450,000        5,790,625
10.25% Sr. Sub. Nts., 8/15/15 3                                                                        1,940,000        2,051,550
                                                                                                                   ---------------
                                                                                                                       12,288,650

----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                           3,083,000        3,241,004
----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                                4,200,000        3,885,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                                    2,439,000        2,499,975
                                                                                                                   ---------------
                                                                                                                        9,625,979


                      25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--10.6%
----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.6%
AEP Industries, Inc., 7.875% Sr. Unsec. Unsub. Nts., 3/15/13                                       $   1,000,000   $    1,010,000
----------------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                                1,800,000        2,034,000
----------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                                          146,000          155,855
10.625% Sr. Unsec. Nts., 5/1/11                                                                        4,000,000        4,350,000
----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                              4,085,000        4,207,550
----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 3,7                                           1,780,000        1,806,700
----------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 7                                                                      1,325,000        1,530,375
11.625% Sr. Unsec. Nts., 10/15/10                                                                         95,000          108,063
----------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                                                                          146,000          167,900
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                                115,000          126,213
----------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                                        3,155,000        3,013,025
----------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                                   3,000,000        3,135,000
----------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 6                                    1,300,000          949,000
----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                                 86,000           89,870
9.50% Sr. Sec. Nts., 12/15/08                                                                            412,000          430,540
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                                 2,050,000        2,126,875
10.50% Sr. Sec. Nts., 6/1/13                                                                           1,150,000        1,279,375
11.125% Sr. Sec. Nts., 7/15/12                                                                         1,000,000        1,102,500
----------------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                                            940,000          959,975
----------------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                                                                           1,550,000        1,604,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                                  1,200,000        1,288,500
----------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                          1,000,000        1,010,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11 1                                                                  692,000          762,930
----------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 3                                   2,385,000        2,516,175
                                                                                                                   ---------------
                                                                                                                       35,764,671

----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 6                                                 1,845,000        1,356,075
----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--4.2%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                   2,350,000        2,344,125
----------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 3                                                       1,920,000        2,001,600
----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                          900,000          913,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                  4,500,000        4,578,750


                      26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                            $   3,100,000   $    3,084,500
9.50% Sr. Sub. Nts., 8/15/13                                                                           3,000,000        2,820,000
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                                     600,000          567,000
8.25% Sr. Unsec. Nts., 10/1/12                                                                         4,237,000        4,178,741
----------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                         2,800,000        2,975,000
----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                             900,000          942,750
8.25% Sr. Unsec. Nts., 5/15/13                                                                         2,446,000        2,568,300
8.75% Sr. Sec. Nts., 11/15/12                                                                          4,000,000        4,300,000
8.875% Sr. Sec. Nts., 2/15/09                                                                          4,700,000        4,917,375
----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 2                                                         1,485,737        1,671,454
----------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                             5,425,000        5,126,625
----------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                                2,000,000        1,980,000
9.25% Sr. Unsec. Nts., 2/1/08                                                                          3,000,000        3,138,750
9.75% Sr. Unsec. Nts., 2/1/11                                                                          4,000,000        4,130,000
----------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                                       755,000          839,938
----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                     5,400,000        4,968,000
                                                                                                                   ---------------
                                                                                                                       58,046,408

----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                         2,096,000        2,130,060
7.875% Sr. Unsec. Nts., 2/15/09                                                                          500,000          505,000
----------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                   3,200,000        3,344,000
----------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 1                                                2,530,000        2,561,625
----------------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                                  1,900,000        2,104,250
----------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,2                                 433,000               --
----------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                                      850,000          930,750
----------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                          3,830,000        4,338,831
----------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                                  2,500,000        2,712,500
----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 2                               3,000,000        1,575,000
----------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                                 1,738,000        1,911,800
----------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                        850,000          901,000
----------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 3,7                                                             4,090,000        3,946,850
----------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 1                                                      3,550,000        3,780,750
----------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                          1,500,000        1,573,125


                      27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                           $    1,430,000   $    1,551,550
10.75% Sr. Nts., 8/1/08                                                                                1,299,000        1,435,395
                                                                                                                   ---------------
                                                                                                                       35,302,486

----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                                2,650,000        2,597,000
----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                                         1,250,000        1,262,500
----------------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                                        2,200,000        2,222,000
----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                    1,000,000        1,012,500
----------------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                          500,000          505,000
----------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                     1,150,000        1,023,500
----------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                                             4,700,000        3,055,000
----------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,8 [EUR]                                                      824,750        1,019,468
----------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                    1,190,000        1,065,050
----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                2,200,000        2,090,000
----------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                                       1,750,000          997,500
                                                                                                                   ---------------
                                                                                                                       16,849,518

----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.9%
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
Intelsat Subsidiary Holding Co. Ltd., 8.625% Sr. Nts., 1/15/15                                         3,490,000        3,620,875
----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                            2,730,000        2,886,975
----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 6                                    1,250,000          906,250
----------------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2                                                4,000,000          140,000
----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                                      1,800,000        1,833,750
7.90% Unsec. Nts., 8/15/10                                                                             4,271,000        4,463,195
----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 7                        1,100,000        1,133,000
----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 7                                                      6,900,000        7,745,250
----------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                                                           2,250,000               --
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                              5,375,000        5,791,563
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                          850,000          897,813
----------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                          1,120,000        1,178,800
----------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,2                                             4,500,000               --
                                                                                                                   ---------------
                                                                                                                       30,597,471

----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.7%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                                2,050,000        2,219,125
11% Sr. Unsec. Nts., 7/31/10                                                                             146,000          163,155
12.50% Sr. Unsec. Nts., 2/1/11 1                                                                       2,000,000        2,170,000


                      28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                           $    2,570,000   $    2,801,300
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                           4,600,000        4,841,500
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 7                                                                      2,724,000        2,948,068
9.75% Sr. Nts., 11/15/31 7                                                                               300,000          359,294
----------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2                                         4,749,000               --
----------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                              5,950,000        6,530,125
----------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                           1,480,000        1,572,500
----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.85% Sr. Unsec. Nts., 10/15/12 7                                                                        730,000          728,175
8.875% Sr. Nts., 10/1/13                                                                               1,697,000        1,713,970
----------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.35% Sr. Sec. Nts., 1/15/12 7                                                       710,000          742,838
----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                        16,620,000       17,442,773
----------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                         2,150,000        2,284,375
----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                               3,800,000        3,809,500
7.50% Sec. Nts., 3/15/15                                                                               2,450,000        2,639,875
8% Sr. Sub. Nts., 12/15/12                                                                               850,000          906,313
----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                           6,896,000        7,033,920
9.875% Sr. Nts., 2/1/10                                                                                6,300,000        6,756,750
----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                                        2,045,000        2,280,175
----------------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 6                                                                             3,950,000        3,792,000
----------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                                          851,000          812,705
----------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                       2,200,000        2,414,500
----------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12 1                                                         1,500,000        1,689,375
                                                                                                                   ---------------
                                                                                                                       78,652,311

----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.1%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3,9                                                      3,200,000        3,472,000
----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                                1,146,000        1,184,678
7.75% Sr. Nts., 8/1/10                                                                                 1,300,000        1,368,250
----------------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                                                 1,701,180        1,638,476
6.125% Nts., 3/25/19 3                                                                                   923,062          899,237
----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                    8,400,000        9,135,000
----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11                                          7,650,000        7,956,000
----------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                                                 3,000,000        3,105,000


                      29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                       $    1,400,000   $    1,491,000
----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                             396,000          398,475
9.50% Sr. Sec. Nts., 7/15/13                                                                             700,000          704,375
----------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 3                                                    4,779,000        4,820,816
                                                                                                                   ---------------
                                                                                                                       36,173,307

----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16 3,4                                                240,000          240,000
----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.50% Sr. Unsec. Nts., 10/1/21                                                                         1,300,000        1,329,250
9.125% Sr. Unsec. Nts., 5/1/31                                                                         2,700,000        2,889,000
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.25% Sr. Nts., 2/1/14                                                                                   720,000          733,500
7.375% Sr. Nts., 2/1/16                                                                                7,755,000        7,939,181
                                                                                                                   ---------------
                                                                                                                       13,130,931

----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                           1,000,000        1,010,586
----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.5%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                                               2,465,305        2,699,509
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                                               1,500,000        1,695,000
----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                  1,813,000        1,758,610
8.75% Sr. Nts., 2/15/12                                                                                1,002,000        1,052,100
10.125% Sr. Sec. Nts., 7/15/13 3                                                                       7,450,000        8,544,778
----------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                                      3,262,377        3,477,469
----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                      1,630,000        1,613,645
                                                                                                                   ---------------
                                                                                                                       20,841,111

                                                                                                                   ---------------
Total Corporate Bonds and Notes (Cost $1,191,359,612)                                                               1,189,865,656

                                                                                                          SHARES
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                                                137,443               --
----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 3                                                      2,657          485,899
----------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10                                           721               72
----------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,10                            15,000               --
----------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                                                     3,727               --
----------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 3,10                                                      4,711          944,556


                      30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                            VALUE
                                                                                                          SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,8                                      639   $    5,577,387
----------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 1,10                                                                 160              306
----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,10                                                  855        1,043,100
----------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                                          26,250        3,839,063
                                                                                                                   ---------------
Total Preferred Stocks (Cost $17,875,408)                                                                              11,890,383

----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.7%
----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 10                                                                            6,820          226,151
----------------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                               5,090          311,406
----------------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                                             35,000        1,132,250
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 10                                                                                   69,066        2,094,081
----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                                   2,740          276,767
----------------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                                  7,000          290,570
----------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                                 8,790          295,784
----------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                              4,290          304,933
----------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,10                                                                                   15,987          159,870
----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 10                                                                                            25,140          284,082
----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                              2,130          295,431
----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 10                                                                                   5,750          248,170
----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                         3,580          298,321
----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                                 3,120          286,759
----------------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                                  10,460          284,617
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                          3,750          269,288
----------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                                                     15,012               --
----------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                               4,184          259,366
----------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 10                                                         19,200          941,184
----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                   25,000          785,250
----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                                2,900          276,776
----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                            5,200          278,304
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                            1,339           63,241
----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 10                                                                                       20,000          259,000
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 10                                                                                   30,000          784,800
----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                             4,512          284,933
----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                                8,100          297,270
----------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                                                      132,227          255,198
----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                              2,600          273,260


                      31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                            VALUE
                                                                                                          SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                          8,410    $     279,380
----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                                                    131,073        1,051,205
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                                    45,000        1,827,000
----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                         10,000          291,500
----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 10                                                                                10,990          296,510
----------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                        444           28,309
----------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                               1,497           95,494
----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                                       5,600          286,608
----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                            110,000        1,325,500
----------------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                            21,600        1,173,528
----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                              10,000          529,000
----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 10                                                                                   3,230          283,917
----------------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                                         35,900        1,168,545
----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                                5,250          313,793
----------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                                                           45,871          126,604
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                            1,990          312,350
----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                              3,400          273,870
----------------------------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                                       10,000          319,800
----------------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                                                        66,667               --
----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 1,10                                                                                       54,796        1,004,685
----------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                                                 79,703          450,322
----------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                                             23,291        1,094,677
----------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                      4,800          268,512
----------------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                                    4,250          276,165
----------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                                                      13,600          592,824
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                             1,930          278,943
----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                                        4,800          289,824
----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                            30,285          619,934
----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                                                         30,285          598,129
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                     5,100          278,409
----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                                                                      35,710        1,023,092
----------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                   10,000          272,000
----------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                                                         80,836        3,271,433
----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                  6,325          576,524
----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                         3,883          295,768
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                  3,600          283,536
----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                                     5,500          297,385
----------------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp. 11                                                                                   15,000          427,500


                      32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                            VALUE
                                                                                                          SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 10                                                                                           29,640   $      227,635
----------------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 10                                                                                             271,778        7,911,458
----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                                3,200          335,328
----------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 10                                                                                            5,710          326,955
----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                                 2,990          277,024
----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                                                 10,765          170,302
----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                         4,000          322,120
----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                         4,000          269,240
----------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                                             16,249          437,098
----------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,12                                                                                   323,326            3,233
----------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,10                                                                               288,828               --
----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                                 3,700          280,497
----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                                    2,700          284,850
----------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                        6,300          282,114
----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 10                                                                                6,023           61,736
----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 10                                                                                 50,000          256,500
----------------------------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                                        50,000        1,108,000
----------------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                                         50,000          806,000
----------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 10                                                                                          19,000          302,100
----------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 10                                                                                   50,000           50,000
----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                                  5,280          236,333
----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                  4,850          294,298
----------------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                                         36,100        1,114,407
----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                        4,980          297,704
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                              11,696          398,366
----------------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 10                                                                          14,411               72
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                                    6,600          281,292
----------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                                                        395,470          744,988
----------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                                                       8,794               88
----------------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 10                                                                                      14,787           58,409
                                                                                                                   ---------------
Total Common Stocks (Cost $52,868,024)                                                                                 51,137,784
                                                                                                           UNITS
----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 10                                                                     2,000               --
----------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                                                     3,300               --
----------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                                          2,320               --
----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                                                    3,450               --
----------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                                                  6,000               --


                      33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                            VALUE
                                                                                                           UNITS       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
----------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                                                                         19,990   $          100
Exp. 5/16/06 1,10                                                                                             30               --
----------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                                                         3,600               --
----------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08  3,10                                                 1,390               --
----------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                                                       5,000               --
----------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                              100,000           31,000
----------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,10                                                                   3,500               35
----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,10                                                          9,778                3
----------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 10                                                                            29,581           13,311
Series B Wts., Exp. 1/16/10 10                                                                            22,185            6,877
Series C Wts., Exp. 1/16/10 10                                                                            22,185            5,524
                                                                                                                   ---------------
Total Rights, Warrants and Certificates (Cost $349,158)                                                                    56,850
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.1%
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return
Index Securities, Series 2005-1, 7.651%, 6/15/15 1,5  (Cost $16,136,975)                           $  15,621,951       16,108,263

----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.8%
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 71.64% in repurchase agreement
(Principal Amount/Value $150,621,000, with a maturity
value of $150,677,483) with DB Alex Brown LLC, 4.50%,
dated 3/31/06, to be repurchased at $107,946,465 on
4/3/06, collateralized by U.S. Treasury Bonds, 4.50%,
2/15/16 with a value of $153,696,194 (Cost $107,906,000)                                             107,906,000      107,906,000

----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $1,392,059,039)                                                                                               1,380,306,144

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.0%
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.04% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity
value of $1,000,407,917) with Bank of America NA, 4.895%,
dated 3/31/06, to be repurchased at $435,177 on 4/3/06,
collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34,
with a value of $1,020,000,001 13 (Cost $435,000)                                                        435,000          435,000

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,392,494,039)                                                           99.5%   1,380,741,144
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              0.5        6,316,761
                                                                                                  --------------------------------
NET ASSETS                                                                                                 100.0%  $1,387,057,905
                                                                                                  ================================


                      34 | OPPENHEIMER CHAMPION INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
GBP   British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $71,488,096, which represents 5.15% of the Fund's net assets, of which $1,007,918 is considered restricted. See Note 7 of accompanying Notes.

2. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $184,004,628 or 13.27% of the Fund's net assets as of March 31, 2006.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See Note 1 of accompanying Notes.

5. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Interest or dividend is paid-in-kind.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,437,625. See Note 6 of accompanying Notes.

10. Non-income producing security.

11. Partial or fully-loaned security. See Note 8 of accompanying Notes.

12. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                          SHARES                                  SHARES
                   SEPTEMBER 30,        GROSS         GROSS    MARCH 31,         VALUE    DIVIDEND
                            2005    ADDITIONS    REDUCTIONS         2006    SEE NOTE 1      INCOME
--------------------------------------------------------------------------------------------------
Prandium, Inc.           323,326           --            --      323,326    $    3,233    $     --

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $427,500)--
see accompanying statement of investments:
Unaffiliated companies (cost $1,388,690,739)                                           $1,380,737,911
Affiliated companies (cost $3,803,300)                                                          3,233
                                                                                       ---------------
                                                                                        1,380,741,144
------------------------------------------------------------------------------------------------------
Cash                                                                                        5,532,496
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                 23,493,444
Investments sold (including $3,603,663 sold on a when-issued basis or forward
commitment)                                                                                14,633,394
Shares of beneficial interest sold                                                            906,835
Futures margins                                                                                47,880
Other                                                                                          43,103
                                                                                       ---------------
Total assets                                                                            1,425,398,296

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    435,000
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $29,397,749 purchased on a when-issued basis
or forward commitment)                                                                     30,750,213
Shares of beneficial interest redeemed                                                      4,329,051
Dividends                                                                                   1,542,836
Distribution and service plan fees                                                            857,922
Transfer and shareholder servicing agent fees                                                 248,318
Shareholder communications                                                                    110,453
Trustees' compensation                                                                         37,114
Other                                                                                          29,484
                                                                                       ---------------
Total liabilities                                                                          38,340,391

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $1,387,057,905
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      147,606
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              1,824,251,816
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (4,530,729)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (420,877,150)
------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         (11,933,638)
                                                                                       ---------------
NET ASSETS                                                                             $1,387,057,905
                                                                                       ===============


                      36 | OPPENHEIMER CHAMPION INCOME FUND

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $913,529,058 and 97,180,580 shares of beneficial interest outstanding)              $         9.40
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                            $         9.87
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $243,174,600 and 25,898,889 shares of beneficial interest outstanding)              $         9.39
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $199,393,243 and 21,234,540 shares of beneficial interest outstanding)              $         9.39
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $30,961,004 and 3,292,397 shares of beneficial interest outstanding)                $         9.40

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                               $   55,019,684
------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $529)                                        1,228,305
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            219
                                                                                       ---------------
Total investment income                                                                    56,248,208

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                             4,343,237
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                     1,123,153
Class B                                                                                     1,331,987
Class C                                                                                     1,028,479
Class N                                                                                        74,610
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     1,003,879
Class B                                                                                       286,031
Class C                                                                                       213,537
Class N                                                                                        65,930
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                        90,973
Class B                                                                                        33,397
Class C                                                                                        22,348
Class N                                                                                         2,039
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                          8,224
------------------------------------------------------------------------------------------------------
Administration service fees                                                                       750
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       436
------------------------------------------------------------------------------------------------------
Other                                                                                          43,173
                                                                                       ---------------
Total expenses                                                                              9,672,183
Less waivers and reimbursements of expenses                                                   (12,978)
                                                                                       ---------------
Net expenses                                                                                9,659,205

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      46,589,003


                      38 | OPPENHEIMER CHAMPION INCOME FUND

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                            $   12,749,770
Closing and expiration of futures contracts                                                   166,133
Foreign currency transactions                                                                 536,660
                                                                                       ---------------
Net realized gain                                                                          13,452,563
------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                               (13,993,449)
Translation of assets and liabilities denominated in foreign currencies                      (502,303)
Futures contracts                                                                            (174,197)
                                                                                       ---------------
Net change in unrealized depreciation                                                     (14,669,949)

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   45,371,617
                                                                                       ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                  YEAR
                                                                          ENDED                 ENDED
                                                                 MARCH 31, 2006         SEPTEMBER 30,
                                                                    (UNAUDITED)                  2005
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                            $   46,589,003        $  101,101,785
------------------------------------------------------------------------------------------------------
Net realized gain                                                    13,452,563            33,093,674
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (14,669,949)          (49,017,251)
                                                                 -------------------------------------
Net increase in net assets resulting from operations                 45,371,617            85,178,208

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (31,296,670)          (64,721,997)
Class B                                                              (8,080,190)          (20,887,065)
Class C                                                              (6,256,878)          (13,686,675)
Class N                                                                (968,041)           (1,853,700)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (22,798,062)          (56,369,214)
Class B                                                             (53,483,064)         (125,249,481)
Class C                                                             (19,230,630)          (25,083,758)
Class N                                                                 477,757             1,866,894

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total decrease                                                      (96,264,161)         (220,806,788)
------------------------------------------------------------------------------------------------------
Beginning of period                                               1,483,322,066         1,704,128,854
                                                                 -------------------------------------
End of period (including accumulated net investment loss
of $4,530,729 and $4,517,953, respectively)                      $1,387,057,905        $1,483,322,066
                                                                 =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      40 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS A                                    (UNAUDITED)          2005           2004           2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.40     $    9.50     $     9.17      $    8.05     $    9.00     $   11.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .32 1         .62 1          .69            .78           .77          1.03
Net realized and unrealized gain (loss)             --          (.09)           .33           1.12          (.95)        (1.97)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .32           .53           1.02           1.90          (.18)         (.94)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.32)         (.63)          (.69)          (.78)         (.77)        (1.06)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.40     $    9.40     $     9.50      $    9.17     $    8.05     $    9.00
                                            ======================================================================================

--------------------------------------------------------------------------------------------------------------------------- -------
TOTAL RETURN, AT NET ASSET VALUE 2                3.44%         5.65%         11.40%         24.62%        (2.49)%       (9.19)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  913,529     $ 936,925     $1,003,748      $ 876,600     $ 659,017     $ 670,207
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  920,394     $ 992,935     $  953,063      $ 783,469     $ 718,443     $ 696,332
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.82%         6.52%          7.28%          8.98%         8.57%        10.14%
Total expenses                                    1.10%         1.08% 4        1.07% 4,5      1.08% 4       1.14% 4       1.07% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.  Annualized for periods of less than one full year.

4.  Reduction to custodian expenses less than 0.01%.

5.  Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      41 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS B                                     (UNAUDITED)         2005          2004            2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.39     $    9.49     $    9.16       $    8.04     $    8.99     $   10.98
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28 1         .55 1         .61             .71           .70           .96
Net realized and unrealized gain (loss)             --          (.10)          .34            1.12          (.95)        (1.97)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   .28           .45           .95            1.83          (.25)        (1.01)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.28)         (.55)         (.62)           (.71)         (.70)         (.98)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.39     $    9.39     $    9.49       $    9.16     $    8.04     $    8.99
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.06%         4.87%        10.58%          23.71%        (3.23)%       (9.81)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  243,175     $ 297,056     $ 425,072       $ 479,887     $ 432,009     $ 515,270
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  267,047     $ 362,813     $ 463,835       $ 449,354     $ 508,625     $ 540,165
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.07%         5.75%         6.57%           8.27%         7.85%         9.40%
Total expenses                                    1.86%         1.82% 4       1.81% 4,5       1.84% 4       1.89% 4       1.82% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%           58%             68%           62%           47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

4.    Reduction to custodian expenses less than 0.01%.

5.    Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      42 | OPPENHEIMER CHAMPION INCOME FUND

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS C                                    (UNAUDITED)          2005           2004           2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.39     $    9.49     $     9.16      $    8.04     $    8.99     $   10.98
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28 1         .55 1          .62            .71           .70           .96
Net realized and unrealized gain (loss)             --          (.10)           .33           1.12          (.95)        (1.97)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .28           .45            .95           1.83          (.25)        (1.01)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.28)         (.55)          (.62)          (.71)         (.70)         (.98)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.39     $    9.39     $     9.49      $    9.16     $    8.04     $    8.99
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.06%         4.86%         10.59%         23.71%        (3.23)%       (9.82)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  199,393     $ 218,850     $  246,301      $ 240,077     $ 180,131     $ 192,898
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  206,445     $ 237,000     $  249,356      $ 208,876     $ 200,233     $ 208,439
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.08%         5.77%          6.55%          8.23%         7.83%         9.40%
Total expenses                                    1.85%         1.82% 4        1.82% 4,5      1.84% 4       1.89% 4       1.82% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.  Annualized for periods of less than one full year.

4.  Reduction to custodian expenses less than 0.01%.

5.  Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS N                                     (UNAUDITED)         2005           2004           2003          2002          2001 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.41     $    9.51     $     9.17      $    8.05     $    9.00     $   10.75
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income                              .30 2         .58 2          .67            .75           .73           .57
Net realized and unrealized gain (loss)           (.01)         (.09)           .32           1.11          (.93)        (1.75)
                                            ------------------------------------------------------------------------------------

Total from investment operations                   .29           .49            .99           1.86          (.20)        (1.18)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income              (.30)         (.59)          (.65)          (.74)         (.75)         (.57)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.40     $    9.41     $     9.51      $    9.17     $    8.05     $    9.00
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                3.14%         5.23%         11.07%         24.10%        (2.71)%      (11.29)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   30,961     $  30,491     $   29,008      $  13,658     $   6,126     $   1,017
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   30,184     $  30,252     $   22,249      $   9,534     $   3,398     $     330
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             6.43%         6.12%          6.78%          8.47%         8.04%         9.72%
Total expenses                                    1.57%         1.55%          1.54%          1.71%         1.36%         1.07%
Expenses after payments and waivers
and reduction to custodian expenses               1.48%         1.48%          1.48%          1.50%         1.36%         1.07%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%


1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.  Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      44 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                      45 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 1.1% of the Fund's net assets and resulted in unrealized cumulative losses of $28,712.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $29,397,749 of securities issued on a when-issued basis or forward commitment and sold $3,603,663 of securities issued on a when-issued basis or forward commitment.


                      46 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $13,135,982, representing 0.95% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                      47 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $412,850,329 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2006, it is estimated that the Fund will utilize $13,452,563 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2005, the Fund utilized $17,433,702 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2005, the Fund had available for federal income tax purposes capital loss carryforwards as follows:

                         EXPIRING
                         ------------------------------
                         2008             $   2,190,148
                         2009                30,381,616
                         2010                94,306,197
                         2011               235,839,091
                         2012                63,585,840
                                          -------------
                         Total            $ 426,302,892
                                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the


                      48 | OPPENHEIMER CHAMPION INCOME FUND

Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At March 31, 2006, the Fund had $770 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      49 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED MARCH 31, 2006       YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES             AMOUNT            SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          11,072,276      $ 103,468,758        24,627,065     $ 235,353,302
Dividends and/or
distributions reinvested       2,547,489         23,822,750         5,248,018        50,011,508
Redeemed                     (16,066,694)      (150,089,570) 1    (35,858,021)     (341,734,024) 2
                            ----------------------------------------------------------------------
Net decrease                  (2,446,929)     $ (22,798,062)       (5,982,938)    $ (56,369,214)
                            ======================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,383,288      $  12,903,972         2,850,533     $  27,211,982
Dividends and/or
distributions reinvested         602,867          5,629,232         1,502,236        14,305,437
Redeemed                      (7,710,782)       (72,016,268) 1    (17,506,366)     (166,766,900) 2
                            ----------------------------------------------------------------------
Net decrease                  (5,724,627)     $ (53,483,064)      (13,153,597)    $(125,249,481)
                            ======================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,326,943      $  12,380,045         3,564,757     $  34,027,468
Dividends and/or
distributions reinvested         466,066          4,353,299           992,150         9,443,866
Redeemed                      (3,855,188)       (35,963,974) 1     (7,204,308)      (68,555,092) 2
                            ----------------------------------------------------------------------
Net decrease                  (2,062,179)     $ (19,230,630)       (2,647,401)    $ (25,083,758)
                            ======================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                             685,581      $   6,417,978         1,157,531     $  11,075,703
Dividends and/or
distributions reinvested          99,314            929,070           188,577         1,796,398
Redeemed                        (733,506)        (6,869,291) 1     (1,156,093)      (11,005,207) 2
                            ----------------------------------------------------------------------
Net increase                      51,389      $     477,757           190,015     $   1,866,894
                            ======================================================================

1. Net of redemption fees of $8,263, $2,397, $1,853 and $271 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $29,150, $10,651, $6,958 and $888 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                         PURCHASES             SALES
          ----------------------------------------------------------
          Investment securities       $388,140,741      $506,647,702

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2006 management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, 0.55% of the


                      50 | OPPENHEIMER CHAMPION INCOME FUND
next $500 million, and 0.50% of average annual net assets in excess of $1.5 billion. Prior to January 1, 2006 the Fund provided for a fee at an annual rate of of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $1,594,978 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B, Class C and Class N shares were $20,551,514, $8,502,402 and $492,144, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                      51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
March 31, 2006      $  190,574       $   1,262      $  350,614       $   6,823       $  11,230
-----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2006, OFS waived $12,978 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                      52 | OPPENHEIMER CHAMPION INCOME FUND

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                               EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                 DATE   CONTRACTS    MARCH 31, 2006   DEPRECIATION
---------------------------------------------------------------------------------------
CONTRACTS TO SELL
Standard & Poor's 500 E-Mini      6/16/06         228     $  14,857,620     $  155,910

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                      53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES Continued

                                                                     UNREALIZED
                    ACQUISITION                 VALUATION AS OF    APPRECIATION
SECURITY                  DATES          COST    MARCH 31, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------
Huntsman Corp.          7/15/04   $   370,299     $   1,004,685   $     634,386
Prandium, Inc.  3/19/99-7/18/02     3,803,300             3,233      (3,800,067)
                                  ----------------------------------------------
                                  $ 4,173,599     $   1,007,918   $  (3,165,681)
                                  ==============================================

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $427,500. Collateral of $435,000 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.


                      54 | OPPENHEIMER CHAMPION INCOME FUND

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.


                      55 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      56 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                      57 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dimitrios Kourkoulakos and the Manager's high yield investment team and analysts. Mr. Kourkoulakos has had over 11 years of experience managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other high yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board considered that the Fund's ten-year performance was better than its peer group median. However its one-year, three-year, and five-year performance were below its peer group median. The Board noted that the Manager has added additional resources and changed the management of the high yield team. The Board concluded it was reasonable to allow the new team time to develop an investment record and to continue to monitor the performance of the Fund.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the


                      58 | OPPENHEIMER CHAMPION INCOME FUND
fees and expenses of the Fund, other fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses are higher than its peer group median and average and its actual management fees are at its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows. Based on the Board's evaluation, the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $1.5 billion to 0. 50%.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      59 | OPPENHEIMER CHAMPION INCOME FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006